Financing Arrangements (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating Expenses [Abstract]
Operating Leases, Rent Expense	$ 9.2	$ 8.4	$ 8.2